Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 109	$ 109	$ 106